SEIX FUNDS, INC.
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                                                December 4, 2001

Dear Shareholder:

We are pleased to provide you with information about the Seix Funds for the fiscal year ended October 31, 2001.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report.

Sincerely,

/s/ Chistina Seix                                                /s/ John Talty
      Christina Seix, Chairman                                            John Talty, President

SEIX FUNDS, INC.
Seix Aggregate Fixed Income Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2001
--------------------------------------------------------------------------------
         COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SEIX AGGREGATE FIXED INCOME FUND AND THE LEHMAN AGGREGATE BOND INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SEIX AGGREGATE FIXED  LEHMAN AGGREGATE
                   Income Fund        Bond Index
12/30/97             1,000,000         1,000,000
1/31/98              1,016,000         1,015,230
2/28/98              1,013,491         1,014,420
3/31/98              1,018,025         1,017,870
4/30/98              1,022,579         1,023,160
5/31/98              1,032,744         1,032,880
6/30/98              1,040,908         1,041,660
7/31/98              1,042,957         1,043,850
8/31/98              1,056,239         1,060,860
9/30/98              1,074,015         1,085,680
10/31/98             1,068,723         1,079,930
11/30/98             1,075,389         1,086,090
12/31/98             1,080,306         1,089,350
1/31/99              1,088,493         1,097,080
2/28/99              1,070,564         1,077,880
3/31/99              1,079,244         1,083,810
4/30/99              1,081,754         1,087,280
5/31/99              1,069,661         1,077,710
6/30/99              1,066,739         1,074,260
7/31/99              1,063,661         1,069,750
8/31/99              1,060,345         1,069,220
9/30/99              1,072,935         1,081,620
10/31/99             1,077,229         1,085,620
11/30/99             1,078,031         1,085,510
12/31/99             1,074,571         1,080,300
1/31/00              1,068,527         1,076,740
2/29/00              1,137,698         1,089,770
3/31/00              1,089,914         1,104,150
4/30/00              1,086,148         1,100,950
5/31/00              1,084,411         1,100,400
6/30/00              1,107,626         1,123,290
7/31/00              1,118,284         1,133,510
8/31/00              1,135,186         1,149,940
9/30/00              1,142,374         1,157,190
10/31/00             1,148,630         1,164,830
11/30/00             1,166,513         1,183,930
12/30/00             1,186,353         1,205,950
1/31/01              1,204,256         1,225,610
2/28/01              1,215,200         1,236,270
3/31/01              1,221,969         1,242,450
4/30/01              1,218,132         1,237,230
5/31/01              1,225,880         1,244,660
6/30/01              1,231,523         1,249,390
7/31/01              1,261,437         1,277,370
8/31/01              1,275,185         1,292,060
9/30/01              1,283,841         1,307,050
10/31/01             1,307,343         1,334,370

Past performance is not indicative of future performance

* The Lehman Aggregate Bond Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset backed securities and corporate mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

                                    INVESTMENT PERFORMANCE
                           (FOR THE PERIODS ENDED OCTOBER 31, 2001)
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                            Since Inception
                                                              One Year         (12/30/97)
SEIX AGGREGATE FIXED INCOME FUND (a)                            13.82%                    7.23%
Lehman Aggregate Bond Index                                     14.56%                    7.80%

(a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
Seix Intermediate Fixed Income Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2001
--------------------------------------------------------------------------------
  COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SEIX INTERMEDIATE
   FIXED INCOME FUND AND THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SEIX INTERMEDIATE      LEHMAN INTERMEDI-
                                        ATE
          Fixed Income Fund  Government/Corporate Index
6/30/99           1,000,000                   1,000,000
7/31/99             998,480                     999,100
8/31/99           1,000,247                     999,900
9/30/99           1,009,432                   1,009,200
10/31/99          1,011,340                   1,011,820
11/30/99          1,014,276                   1,013,040
12/31/99          1,012,412                   1,009,700
1/31/00           1,009,700                   1,005,960
2/29/00           1,018,969                   1,014,210
3/31/00           1,032,270                   1,024,760
4/30/00           1,028,575                   1,022,400
5/31/00           1,028,754                   1,024,030
6/30/00           1,045,677                   1,042,060
7/31/00           1,053,390                   1,049,980
8/31/00           1,067,859                   1,062,370
9/30/00           1,077,430                   1,072,030
10/31/00          1,082,904                   1,076,970
11/30/00          1,097,321                   1,091,610
12/30/00          1,115,540                   1,111,700
1/31/01           1,133,069                   1,129,930
2/28/01           1,142,876                   1,140,660
3/31/01           1,150,998                   1,149,450
4/30/01           1,148,377                   1,146,460
5/31/01           1,154,057                   1,152,880
6/30/01           1,157,457                   1,157,150
7/31/01           1,182,098                   1,181,210
8/31/01           1,193,193                   1,193,330
9/30/01           1,207,600                   1,210,440
10/31/01          1,222,320                   1,242,640

Past performance is not indicative of future performance

* The Lehman Intermediate Government/Corporate Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities, having maturities of 10 years or less. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

                                    INVESTMENT PERFORMANCE
                           (FOR THE PERIODS ENDED OCTOBER 31, 2001)
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                            Since Inception
                                                              One Year         (06/30/99)
SEIX INTERMEDIATE FIXED INCOME FUND (a)                         12.87%                    8.95%
Lehman Intermediate Government/Corporate Index                  14.26%                    9.26%

(a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
Seix High Yield Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2001
--------------------------------------------------------------------------------
           COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN
          SEIX HIGH YIELD FUND AND THE MERRILL LYNCH HIGH YIELD INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SEIX HIGH YIELD BOND FUND  MERRILL LYNCH HIGH YIELD INDEX
12/30/00                 $1,000,000                      $1,000,000
1/31/01                  $1,054,460                      $1,059,600
2/28/01                  $1,057,252                      $1,076,340
3/31/01                  $1,057,816                      $1,062,130
4/30/01                  $1,061,359                      $1,050,560
5/31/01                  $1,073,343                      $1,063,100
6/30/01                  $1,069,895                      $1,041,200
7/31/01                  $1,086,684                      $1,057,340
8/31/01                  $1,097,885                      $1,067,600
9/30/01                  $1,070,982                        $999,060
10/31/01                 $1,101,403                      $1,028,530

Past performance is not indicative of future performance

* The Merrill Lynch High Yield Index is an unmanaged, market value-weighted measure of U.S. corporate bond issues, having maturities of at least one year. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

                                    INVESTMENT PERFORMANCE
                           (FOR THE PERIODS ENDED OCTOBER 31, 2001)
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                            Since Inception
                                                              One Year         (12/29/00)
SEIX HIGH YIELD FUND (a)                                           N/A                   10.14%
Merrill Lynch High Yield Index                                     N/A                    2.85%

(a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
OCTOBER 31, 2001
--------------------------------------------------------------------------------

MARKET REVIEW:

We are pleased to enclose the annual report for 2001 for the Seix Funds. The (fiscal) year ended October 31st was a dramatic one for the country and its financial markets. Rather than analyzing the year in the usual quarterly paradigm, we believe it is more useful to think of it in terms of pre and post September 11 periods.

The year began with a continuation of the trend of moderating economic activity that was well underway in 2000. The weaker economy resulted in severe credit difficulties hitting a number of sectors and highly regarded companies. A positive result of this more difficult operating environment was a renewed emphasis on balance sheet strength, as equity investors were no longer willing to reward cash mergers, acquisitions, or stock repurchases. This, in turn, led to improvements in balance sheets and reduced credit spreads. Despite the slowing economy, investors were still anticipating continued budget surpluses and Treasury shrinkage, trends which also served to support the credit markets.

The nation's history clearly entered a new chapter on September 11. From a near-term economic perspective, the biggest change was the undermining of consumer confidence, the bedrock of our economy. This event, coupled with the end of the business capital spending boom and reduced export demand from weak overseas economies, pulled a slow growth economy down to stall speed. The terrible events that brought about these dynamics also put in train the necessary catalysts for correction; an even more energetic Federal Reserve, increased government spending and a major decline in energy prices.

With consumer confidence still under pressure and retail spending subdued, it is likely that the negative GDP growth experienced in the third quarter will be repeated in the fourth quarter. However, the tax rebates and lower withholding rates that have been put in place, the Federal Reserve Board's multiple short-term rate cuts, totaling 4.5% for the year, and the very depressed level of energy prices can be expected to restore positive growth in the economy in 2002. Inflation is clearly not a concern at this stage and should not threaten our projections for an economic rebound next year.

Despite the current economic conditions, we believe that the Corporate sector has entered into a long-term bull market. The combination of a renewed focus on balance sheet strength, very weak capital expenditures and the steep yield curve, which will exist as long as the Fed remains aggressive, are very positive factors for the Credit sector. This will not be the type of market where a rising tide raises all ships and issue selection will remain the critical factor. Our strategy will continue to focus on value in strong overlooked credits and structures. Over the near-term, yield spreads may remain volatile until the sectors of the economy under most stress, manufacturing and technology, show signs of stabilizing. We would anticipate using any weakness in these areas as opportunities to increase the fund's portfolio allocation.

For the full year, our modest overweighting in Corporate securities contributed to performance. In the weeks that followed the September 11th terrorist attacks, Corporate exposure became a liability. The Corporate bond market gave up two-thirds of its year-to-date gains during the last two weeks of September, though it has rebounded since then. Within Corporates, sector allocation remained favorable. We underweighted the industries negatively affected by the events, namely Retail, Hotels, Gaming, Airlines, P&C Insurers and Auto & related, while overweighting the Utility and Telecom sectors that performed well.

Despite significantly lower interest rates, the steep yield curve and widening yield spreads have prevented a massive refinancing of the Mortgage Backed Securities (MBS) market. The year was punctuated by a number of occasions in which prepayment fears ran ahead of actual prepayment yields-reflected in worst case prepayment scenarios. We have used these occasions to overweight MBS in the Aggregate Fund. The fund has benefited from these tactical sector allocations. We have also continued to emphasize high quality AAA-rated Asset Backed Securities in place of short maturity Treasuries since their yield advantage is still very compelling.

We are convinced that the Federal Reserve is committed to restoring economic stability and growth and we expect a rebound in spread product, particularly the High Yield sector, over the coming months. The Capital Markets have moved beyond anticipating a recession and are now positioning for a stronger economy.

SEIX FUNDS, INC.

Seix Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS
                                  COUPON
OCTOBER 31, 2001                   RATE     MATURITY    PAR/FACE     VALUE (A)
--------------------------------------------------------------------------------
    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     52.4%
    U.S. TREASURY OBLIGATIONS: 8.7%
    U.S. Treasury Bond             6.625%  02/15/2027  $  690,000   $   840,129
    U.S. Treasury Bond             8.875%  02/15/2019   1,070,000     1,551,082
    U.S. Treasury Note             4.625%  05/15/2006      55,000        57,544
    U.S. Treasury Note             5.000%  08/15/2011     210,000       222,198
    U.S. Treasury Note             5.750%  08/15/2003     300,000       317,719
    U.S. Treasury Note             7.000%  07/15/2006     920,000     1,054,550
    U.S. Treasury Zero Coupon
      Strip                        0.000%  02/15/2009     655,000       480,376
                                                                    -----------
                                                                      4,523,598
                                                                    -----------
    U.S. GOVERNMENT AGENCY OBLIGATIONS
     AND PASS-THROUGH CERTIFICATES: 34.7%
    FHLMC                          8.500%  03/01/2020       9,748        10,339
    FHLMC (TBA)                    7.000%  12/01/2015   1,400,000     1,462,563
    FNMA (TBA)                     6.000%  12/16/2014   1,660,000     1,699,425
    FNMA (TBA)                     6.000%  12/01/2028     775,000       781,297
    FNMA (TBA)                     6.500%  11/01/2031   4,590,000     4,720,530
    FNMA (TBA)                     6.500%  12/01/2031     550,000       563,922
    FNMA (TBA)                     7.000%  11/01/2016     585,000       612,605
    FNMA (TBA)                     7.000%  12/01/2016   1,235,000     1,290,190
    FNMA (TBA)                     7.000%  12/01/2031   2,005,000     2,083,319
    FNMA (TBA)                     7.500%  12/01/2031   1,130,000     1,181,910
    FNMA Global Bond               7.250%  05/15/2030     345,000       424,170
    FNMA Global Note               6.625%  11/15/2010   1,180,000     1,334,586
    GNMA (TBA)                     6.500%  12/01/2031     550,000       566,156
    GNMA (TBA)                     7.000%  12/01/2030   1,080,000     1,135,013
    GNMA (TBA)                     7.500%  11/01/2031     200,000       210,250
                                                                    -----------
                                                                     18,076,275
                                                                    -----------
    U.S. GOVERNMENT AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS: 9.0%
    FHLMC, Ser. 1944, Class GB     7.500%  04/17/2024     155,000       158,403
    FNMA - Pool # 303076           6.500%  09/01/2024     468,974       486,383
    FNMA - Pool # 313877           6.500%  12/01/2027     270,873       280,051
    FNMA - Pool # 415783           6.500%  05/01/2028      84,295        87,031
    FNMA - Pool # 415796           6.500%  05/01/2028      20,204        20,860
    FNMA - Pool # 415956           6.500%  05/01/2028      15,007        15,494
    FNMA - Pool # 433330           6.500%  08/01/2028      46,590        47,979
    FNMA - Pool # 451121           6.500%  11/01/2028     243,990       251,912
    FNMA - Pool # 535285           6.500%  02/01/2030     141,320       145,908
    FNMA - Pool # 535899           6.000%  04/01/2031     663,118       671,614
    FNMA - Pool # 540913           7.000%  06/01/2031      89,657        93,384
    FNMA - Pool # 543302           6.500%  05/01/2029      79,617        82,202
    FNMA - Pool # 545278           7.500%  10/01/2031     618,749       647,801
    FNMA, Ser. 1997-15, Class B    7.500%  07/18/2025     214,009       217,288
    FNMA, Ser. 2000-41,
      Class MA                     7.350%  04/25/2029     283,800       293,106
    GNMA - Pool # 485909           7.500%  04/15/2031      74,654        78,517
    GNMA - Pool # 506673           7.500%  04/15/2029      60,856        64,095
    GNMA - Pool # 536081           7.500%  01/15/2031     523,713       550,815
    GNMA - Pool # 544535           7.500%  05/15/2031      97,100       102,125
    GNMA - Pool # 550497           7.500%  05/15/2031     358,568       377,124
                                                                    -----------
                                                                      4,672,092
                                                                    -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST -
     $26,726,923)                                                    27,271,965
                                                                    -----------

SEIX FUNDS, INC.

Seix Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                       RATE    MATURITY    PAR/FACE     VALUE (A)
------------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS: 42.8%
    AEROSPACE & DEFENSE: 0.9%
    BAE Systems (144A)                 7.156%  12/15/2011  $  438,675   $   468,912
                                                                        -----------
    AIRLINES: 0.7%
    American Airlines, Inc. (144A)     7.800%  10/01/2006     145,000       146,942
    Continental Airlines, Inc.         6.545%  02/02/2019      98,213        90,546
    Continental Airlines, Inc.         7.568%  12/01/2006     155,000       117,259
                                                                        -----------
                                                                            354,747
                                                                        -----------
    ASSET BACKED SECURITIES: 0.0%
    Citizens Utility Co.               7.000%  11/01/2025      25,000        21,362
                                                                        -----------
    AUTOMOTIVE: 0.9%
    Daimler Chrysler North America
      Holdings Corp.                   7.078%  08/16/2004     475,000       456,169
                                                                        -----------
    BANKING: 5.7%
    Bank United Corp.                  8.875%  05/01/2007     235,000       275,699
    Bombadier Capital, Inc. (144A)     6.125%  06/29/2006     275,000       277,124
    Bombadier Capital, Inc. (FRN)
      (144A)                           4.810%  07/26/2002     250,000       250,219
    Capital One Bank                   6.875%  02/01/2006     230,000       231,050
    CIT Group, Inc.                    6.500%  02/07/2006      20,000        21,127
    Dime Bancorp, Inc.                 9.000%  12/19/2002     125,000       132,377
    Fairfax Financial Holdings Ltd.    7.375%  04/15/2018     190,000       133,176
    Fairfax Financial Holdings Ltd.    7.750%  07/15/2037     100,000        64,490
    First Union Capital I              8.040%  12/01/2026      65,000        68,388
    Husky Terra Nova Finance (144A)    8.450%  02/01/2012     222,073       249,299
    Marshall & Ilsey Bank              6.375%  09/01/2011     255,000       267,028
    Ospery Trust                       8.310%  01/15/2003      45,000        33,122
    Societe Generale Real Estate,
      Ser. A - Preferred (FRN)
      (144A)                           7.640%  12/29/2049     135,000       144,878
    USA Education Inc. (FRN)           3.430%  06/16/2004     370,000       370,488
    Washington Mutual Bank (FRN)       4.403%  05/17/2004     445,000       445,356
                                                                        -----------
                                                                          2,963,821
                                                                        -----------
    BEVERAGES, FOOD & TOBACCO: 0.5%
    Cargill, Inc. (144A)               6.250%  05/01/2006     105,000       109,572
    Kellogg Co.                        6.625%  01/29/2004     165,000       173,968
                                                                        -----------
                                                                            283,540
                                                                        -----------
    COMMERCIAL SERVICES: 0.2%
    Waste Management, Inc.             7.100%  08/01/2026      95,000        99,438
                                                                        -----------
    COMMUNICATIONS: 0.1%
    Qwest Communications
      International                    7.750%  02/15/2031      60,000        59,356
                                                                        -----------
    COMPUTERS & INFORMATION: 0.1%
    International Business Machines
      Corp.                            6.220%  08/01/2027      45,000        48,115
                                                                        -----------
    COSMETICS & PERSONAL CARE: 0.4%
    Dial Corp.                         7.000%  08/15/2006     180,000       184,049
                                                                        -----------
    ELECTRIC UTILITIES: 3.0%
    Arizona Public Service Co.         6.375%  10/15/2011      65,000        66,591
    Cinergy Corp.                      6.250%  09/01/2004     225,000       231,922
    Cogentrix Energy, Inc.             8.750%  10/15/2008     140,000       150,400
    Dominion Fiber Ventures (144A)     7.050%  03/15/2005     105,000       109,559
    Great Lakes Power, Inc.            8.300%  03/01/2005     200,000       212,528
    Mirant Mid Atlantic Corp. LLC     10.060%  12/30/2028     185,116       202,725
    Powergen US Funding LLC            4.500%  10/15/2004     170,000       171,664
    PP&L Capital Funding (MTN)         7.750%  04/15/2005     135,000       146,266
    RGS (AEGCO) Funding Corp.          9.810%  12/07/2021      59,961        73,609
    Texas Utilities Holdings           6.375%  06/15/2006     170,000       176,975
                                                                        -----------
                                                                          1,542,239
                                                                        -----------

SEIX FUNDS, INC.

Seix Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE    VALUE (A)
------------------------------------------------------------------------------------
    ENTERTAINMENT & LEISURE: 0.5%
    Fox Family Worldwide, Inc.(1)      0.000%  11/01/2007  $  280,000   $   280,000
                                                                        -----------
    FINANCIAL SERVICES: 11.2%
    Ace Capital Trust II               9.700%  04/01/2030     135,000       153,660
    BNP US Funding, LLC (144A)         7.738%  12/31/2049     170,000       186,303
    Citigroup, Inc.                    7.250%  10/01/2010      90,000        99,808
    Countrywide Capital III            8.050%  06/15/2027     110,000       118,652
    Countrywide Home Loan              5.250%  06/15/2004     125,000       128,993
    Countrywide Home Loan              5.500%  08/01/2006     215,000       219,903
    Credit Suisse FB USA, Inc.         5.875%  08/01/2006     245,000       253,346
    ERAC USA Finance Co. (144A)        7.350%  06/15/2008     140,000       144,301
    Ford Motor Credit Co.              7.250%  10/25/2011     930,000       936,455
    Ford Motor Credit Co.              5.133%  03/17/2003     260,000       254,903
    Ford Motor Credit Co. (FRN)        4.728%  03/08/2004     280,000       274,409
    General Motors Acceptance Corp.    6.875%  09/15/2011     205,000       201,673
    General Motors Acceptance Corp.    8.000%  11/01/2031     510,000       527,850
    General Motors Acceptance Corp.
      (FRN)                            4.105%  07/30/2004     480,000       462,115
    Household Finance Corp.            6.375%  10/15/2011     290,000       294,485
    Lehman Brothers Holdings, Inc.     4.230%  07/06/2004     495,000       492,707
    Lehman Brothers Holdings, Inc.     6.625%  04/01/2004     165,000       175,519
    Lehman Brothers Holdings, Inc.
      (MTN)                            7.000%  05/15/2003      30,000        31,453
    Natexis AMBS Co. LLC (144A)        8.440%  12/29/2049     230,000       253,591
    Tiers-Mier (144A)                  7.200%  06/15/2004     595,000       608,900
                                                                        -----------
                                                                          5,819,026
                                                                        -----------
    FOOD RETAILERS: 0.3%
    Ahold Lease USA, Inc.              8.620%  01/02/2025     145,000       162,233
                                                                        -----------
    FOREST PRODUCTS & PAPER: 0.3%
    Domtar, Inc.                       7.875%  10/15/2011     165,000       168,919
                                                                        -----------
    HEALTH CARE PROVIDERS: 0.2%
    Wellpoint Health Network           6.375%  06/15/2006      95,000        98,602
                                                                        -----------
    HEAVY MACHINERY: 0.3%
    AES Drax Holdings Ltd.            10.410%  12/31/2020     135,000       139,998
    Cummins Engine Co., Inc.           5.650%  03/01/2098      30,000        16,939
                                                                        -----------
                                                                            156,937
                                                                        -----------
    INDUSTRIAL - DIVERSIFIED: 0.7%
    Tyco International Group SA
      - Yankee                         6.375%  10/15/2011     265,000       269,172
    Tyco International Group SA -
      Yankee                           6.750%  02/15/2011      95,000        99,092
                                                                        -----------
                                                                            368,264
                                                                        -----------
    INSURANCE: 2.9%
    AFC Capital Trust I                8.207%  02/03/2027     400,000       403,974
    Anthem Insurance
      Companies, Inc. (144A)           9.000%  04/01/2027     270,000       272,063
    Anthem Insurance
      Companies, Inc. (144A)           9.125%  04/01/2010     125,000       136,625
    Fairfax Financial Holdings Ltd.    8.250%  10/01/2015     200,000       158,096
    Fairfax Financial Holdings Ltd.    8.300%  04/15/2026     145,000       105,643
    Florida Windstorm Underwriting
      Association (144A)               6.500%  08/25/2002      95,000        97,786
    Humana, Inc.                       7.250%  08/01/2006      75,000        77,835
    MMI Capital Trust I                7.625%  12/15/2027     130,000       125,889
    W.R. Berkley Capital Trust         8.197%  12/15/2045     140,000       119,080
                                                                        -----------
                                                                          1,496,991
                                                                        -----------
    LODGING: 0.4%
    Harrahs Operating Co., Inc.        7.125%  06/01/2007     205,000       210,386
                                                                        -----------

SEIX FUNDS, INC.

Seix Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE    VALUE (A)
------------------------------------------------------------------------------------
    MEDIA - BROADCASTING & PUBLISHING: 0.4%
    Clear Channel
      Communications, Inc.             7.250%  09/15/2003  $  185,000   $   194,140
                                                                        -----------
    METALS: 1.0%
    CMS Panhandle Holding Co.          6.125%  03/15/2004     145,000       149,313
    Entergy-Koch (144A)                6.900%  08/01/2011     195,000       205,768
    Scotia Pacific Co. LLC             7.110%  01/20/2014     190,000       170,274
                                                                        -----------
                                                                            525,355
                                                                        -----------
    OIL & GAS: 6.1%
    California Petroleum Transport
      Corp.                            8.520%  04/01/2015     100,000       112,579
    Conoco, Inc.                       3.201%  04/15/2003     230,000       230,203
    Devon Financing Corp. (144A)       7.875%  09/30/2031     530,000       534,786
    EdperBrascan Corp. - Yankee        7.125%  12/16/2003     120,000       124,978
    Enron Corp.                        6.750%  09/15/2004      20,000        16,419
    Enron Corp.                        6.950%  07/15/2028       5,000         3,697
    Enron Corp.                        6.950%  07/15/2028     140,000       103,512
    Kinder Morgan, Inc. (144A)         3.431%  10/10/2002     365,000       365,060
    KN Capital Trust III               7.630%  04/15/2028     130,000       125,952
    Petroleum Geo-Services             8.150%  07/15/2029      75,000        62,444
    Petroleum Geo-Services ASA         7.125%  03/30/2028     380,000       280,861
    Phillips 66 Capital Trust II       8.000%  01/15/2037     340,000       353,874
    R&B Falcon Corp.                   9.500%  12/15/2008     190,000       224,422
    TransCanada Pipelines Ltd.
      - Yankee                         9.875%  01/01/2021     120,000       154,074
    Transcont Gas Pipe Corp. (144A)    7.000%  08/15/2011     150,000       157,735
    Yosemite Securities Trust I
      (144A)                           8.250%  11/15/2004     240,000       168,127
    YPF Sociedad Anonima               7.000%  10/26/2002      24,821        24,728
    YPF Sociedad Anonima               7.500%  10/26/2002     146,740       146,190
                                                                        -----------
                                                                          3,189,641
                                                                        -----------
    PHARMACEUTICALS: 1.2%
    Lilly Del Mar, Inc. (FRN) (144A)   7.717%  08/01/2029     605,000       648,872
                                                                        -----------
    REAL ESTATE: 0.1%
    EOP Operating LP                   7.875%  07/15/2031      70,000        72,682
                                                                        -----------
    RETAILERS: 0.5%
    CVS Corp. (144A)                   9.350%  01/10/2023     100,000       118,255
    Wal-Mart Stores                    7.550%  02/15/2030     110,000       131,200
                                                                        -----------
                                                                            249,455
                                                                        -----------
    TELEPHONE SYSTEMS: 3.4%
    Cable & Wireless Optus Financial
      (144A)                           8.000%  06/22/2010     100,000       112,858
    Citizens Communciations (144A)     9.000%  08/15/2031     190,000       201,408
    Dominion Resources Capital Trust
      III                              8.400%  01/15/2031      55,000        61,446
    Qwest Capital Funding, Inc.        6.500%  11/15/2018      80,000        71,095
    Sprint Capital Corp.               5.700%  11/15/2003     115,000       117,778
    Telecom New Zealand Finance
      (144A)                           6.250%  02/10/2003     130,000       133,050
    Teleglobe, Inc.                    7.700%  07/20/2029     175,000       173,010
    Telus Corp.                        8.000%  06/01/2011     160,000       174,412
    Worldcom, Inc.                     8.250%  05/15/2031     185,000       189,432
    Worldcom, Inc.                     4.305%  11/26/2001     450,000       450,264
    Worldcom, Inc.                     6.400%  08/15/2005      80,000        81,890
                                                                        -----------
                                                                          1,766,643
                                                                        -----------

SEIX FUNDS, INC.

Seix Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE    VALUE (A)
------------------------------------------------------------------------------------
    TRANSPORTATION: 0.8%
    Sabre Holdings                     7.350%  08/01/2011  $  120,000   $   112,229
    Windsor Petroleum (144A)           7.840%  01/15/2021     300,000       280,953
                                                                        -----------
                                                                            393,182
                                                                        -----------

     TOTAL CORPORATE OBLIGATIONS (COST - $21,786,925)                    22,283,076
                                                                        -----------

    SOVEREIGN DEBT OBLIGATIONS: 0.6%
    BANKING: 0.6%
    SE Banken (144A)                   6.500%  12/29/2049     295,000       304,678
                                                                        -----------
     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $281,945)                     304,678
                                                                        -----------

PREFERRED STOCKS: 1.2%                                     SHARES
                                                           ----------
Centaur Funding Corp., Ser. B (144A)  %.080                    285        322,852
    Duke-Weeks Realty Corp.
      (REIT)(2)                        7.990%                   5,540       270,941
                                                                        -----------
     TOTAL PREFERRED STOCKS (COST - $554,724)                               593,793
                                                                        -----------

ASSET BACKED SECURITIES: 24.7%                                     PAR/FACE
                                                                   ----------
Aames Mortgage Trust, Ser. 1999-2, Class AF   7.589%   10/15/2029  341,862        367,196
    ABSC Long Beach Home Equity Loan Trust,
      Ser. 2000-LB1, Class AV (FRN)            6.880%  08/21/2030     347,906       348,104
    ABSHE, Ser. 2001-HE3, Class A1 (FRN)       2.936%  11/15/2031     473,915       474,266
    AFC Home Equity Loan Trust, Ser. 1999-1,
      Class 2A1 (FRN)                          6.259%  02/24/2029     116,309       116,691
    American Express Master Trust, Ser.
      2000-2, Class A (FRN)                    2.690%  09/17/2007     300,000       300,462
    American Express Master Trust, Ser.
      2001-1, Class A                          2.433%  10/15/2005     320,000       320,000
    Americredit Automobile Receivables
      Trust, Ser. 2001-C, Class A3             3.646%  04/12/2006     175,000       175,219
    Americredit Automobile Receivables
      Trust, Ser. 2001-D, Class A3             2.726%  09/12/2006     350,000       351,855
    AMNT, Ser. 2000-2, Class A (FRN)           5.680%  09/18/2006     125,000       125,015
    Asset Securitization Corp., Ser.
      1996-MD6, Class A1B                      6.880%  11/13/2026     545,000       577,816
    Banc One Heloc Trust, Ser. 1996-A,
      Class A (FRN)                            6.821%  05/15/2021     267,724       267,657
    Block Mortgage Finance, Inc., Ser.
      1999-1, Class A6                         7.108%  01/25/2030     210,653       211,867
    Capital One Master Trust Ser. 2000-5,
      Class A                                  2.625%  08/15/2006     210,000       210,061
    Champion Home Equity Loan Trust, Ser.
      1999-1, Class A (FRN)                    6.139%  03/25/2029      18,606        18,602
    Chase Credit Card Master Trust, Ser.
      2001-5A, Class A                         2.520%  02/15/2007     420,000       419,606
    Chase Funding Mortgage Loan, Ser.
      2001-3, Class 2A1(1)                     0.000%  10/25/2031     423,498       423,076
    Cityscape Home Equity Loan Trust, Ser.
      1996-3, Class AB                         7.650%  09/25/2025     275,000       293,043
    CMSI, Ser. 2001, Class A1                  6.850%  02/25/2031     749,869       766,306
    Contimortgage Home Equity Loan Trust,
      Ser. 1998-3, Class A9                    5.819%  09/15/2028     208,247       207,902
    Countrywide Home Equity Loan Trust, Ser.
      2001-A, Class A                          5.814%  04/15/2027     384,655       384,321
    Countrywide Home Equity Loan Trust, Ser.
      2001-B, Class A (FRN)                    3.870%  07/15/2027     263,340       263,027
    Discover Card Master Trust I, Ser.
      1999-5, Class A                          2.705%  12/18/2006     395,000       395,242
    Discover Card Master Trust I, Ser.
      2000-5, Class A                          2.705%  11/15/2007     300,000       300,648
    EQCC Home Equity Loan Trust, Ser.
      1998-4, Class A1F (FRN)                  6.570%  01/15/2029     202,677       203,602
    EQCC Home Equity Loan Trust, Ser.
      1999-3, Class A7F                        7.448%  08/25/2030     428,058       458,322
    Falcon Franchise Loan LLC, Ser. 2000-1,
      Class A1 (144A)                          7.382%  05/05/2010     484,625       523,196
    First Chicago Master Trust II, Ser.
      1996-S, Class A                          2.650%  08/15/2004     200,000       200,102
    First Chicago Master Trust II, Ser.
      1999-W, Class A (FRN)                    5.995%  03/15/2004     270,000       270,037
    First USA Credit Card Master Trust, Ser.
      1999-3, Class A (FRN)                    2.651%  01/19/2007     280,000       280,371
    GMAC, Ser. 2001-HE2, Class IA2 (FRN)       3.980%  12/25/2026     350,000       349,125
    Greenpoint Home Equity Loan Trust, Ser.
      2001-1, Class A2                         5.253%  04/15/2027     495,401       495,143
    IMC Home Equity Loan Trust, Ser. 1997-6,
      Class A (FRN)                            6.815%  01/20/2028      49,114        49,119
    MBNA Master Credit Card Trust, Ser.
      1998-F, Class A                          3.250%  02/15/2008     250,000       250,012
    Mellon Bank Home Equity Loan Trust, Ser.
      2001-1, Class A (FRN)                    5.511%  03/20/2027     130,208       130,138
    Merrill Lynch Home Equity Loan, Ser.
      1997-1, Class A (FRN)                    5.994%  09/25/2027     299,123       298,253
    New Century Home Equity Loan Trust, Ser.
      1999-NCB, Class A7                       7.540%  06/25/2029     344,256       370,177
    Option One Mortgage Loan Trust, Ser.
      2000-A, Class A5 (FRN)                   6.000%  08/20/2030     302,771       302,800
    Residential Asset Securities Corp., Ser.
      2001-KS1, Class AII                      5.290%  03/25/2032     198,444       198,305
    Residential Asset Securities Corp., Ser.
      2001-KS3, Class AII (FRN)                2.874%  09/25/2031     224,139       223,943
    UCFC Home Equity Loan, Ser. 1997-A1,
      Class A6                                 7.435%  11/15/2024     190,000       199,622
    UCFC Home Equity Loan, Ser. 1997-C,
      Class A7                                 6.845%  01/15/2029     319,602       338,450
    UCFC Home Equity Loan, Ser. 1997-D,
      Class A5                                 6.755%  11/15/2023     390,000       401,690
                                                                                -----------
     TOTAL ASSET BACKED SECURITIES (COST - $12,644,404)                          12,860,389
                                                                                -----------

SEIX FUNDS, INC.

Seix Aggregate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                              COUPON
OCTOBER 31, 2001                              RATE     MATURITY    PAR/FACE    VALUE (A)
--------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS: 5.2%
    Investors Bank & Trust Company
      Repurchase Agreement, in the amount of
      $2,718,790: Issued 10/31/2001
      (collateralized by $2,753,340 par of
      FNMA Pool #238808, 7.535% due
      4/01/2026 with a market value of
      $2,854,746) (Cost - $2,718,790)          1.650%  11/01/2001  $2,718,790   $ 2,718,790
                                                                                -----------

    TOTAL INVESTMENTS: 126.9% (COST - $64,713,711)                               66,032,691

    LIABILITIES, NET OF OTHER ASSETS: (26.9%)                                   (13,998,447)
                                                                                -----------

    NET ASSETS: 100.0%
    Applicable to 5,032,190 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                                           $52,034,244
                                                                                ===========

    Net Asset Value, Offering and Redemption Price Per Share                    $     10.34
                                                                                ===========
    SUMMARY OF ABBREVIATIONS

 (1)  Step coupon bond.
 (2) Coupon rate shown represents current rate. Rate will increase by 2.00% on 10/01/2012.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2001, the aggregate value of the securities is $7,533,672 or 14.5% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 GNMA Government National Mortgage Association
 MTN  Medium-Term Note
 REIT Real Estate Investment Trust
 TBA  To Be Announced - Security is subject to delayed delivery

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS
                                     COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE      VALUE (A)
------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 49.3%
U.S. TREASURY OBLIGATIONS: 17.9%
U.S. Treasury Note                    4.625%  05/15/2006  $   200,000  $    209,250
U.S. Treasury Note                    5.000%  08/15/2011      380,000       402,073
U.S. Treasury Note                    5.750%  08/15/2003    1,735,000     1,837,472
U.S. Treasury Note                    7.000%  07/15/2006    1,745,000     2,000,206
U.S. Treasury Zero Coupon Strip       0.000%  02/15/2009      305,000       223,687
                                                                       ------------
                                                                          4,672,688
                                                                       ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS AND
  PASS-THROUGH CERTIFICATES: 23.2%
FNMA                                  6.500%  08/15/2004    1,170,000     1,272,724
FNMA (TBA)                            6.500%  11/01/2031    1,295,000     1,331,827
FNMA (TBA)                            7.000%  11/01/2016    1,920,000     2,010,601
FNMA Global Note                      6.625%  11/15/2010    1,300,000     1,470,306
                                                                       ------------
                                                                          6,085,458
                                                                       ------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS: 8.2%
FNMA - Pool # 545278                  7.500%  10/01/2031    2,047,176     2,143,298
                                                                       ------------
 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $12,742,221)         12,901,444
                                                                       ------------

CORPORATE OBLIGATIONS: 39.2%
AEROSPACE & DEFENSE: 0.9%
BAE Systems (144A)                    7.156%  12/15/2011      209,368       223,799
                                                                       ------------
AIRLINES: 1.2%
American Airlines, Inc. (144A)        7.800%  10/01/2006      110,000       111,473
Continental Airlines, Inc.            6.545%  02/02/2019       74,829        68,988
Continental Airlines, Inc.            7.568%  12/01/2006      100,000        75,651
Delta Air Lines, Inc., Ser. 1992-A1   8.270%  09/23/2007       70,796        69,294
                                                                       ------------
                                                                            325,406
                                                                       ------------
AUTOMOTIVE: 0.3%
Daimler Chrysler North America
  Holdings Corp.                      7.200%  09/01/2009       75,000        75,290
                                                                       ------------
BANKING: 4.7%
Bank United Corp.                     8.875%  05/01/2007      120,000       140,782
Bombadier Capital, Inc. (144A)        6.125%  06/29/2006      275,000       277,124
CIT Group, Inc.                       6.500%  02/07/2006       75,000        79,227
Dime Bancorp, Inc.                    9.000%  12/19/2002       40,000        42,361
Ospery Trust                          8.310%  01/15/2003       30,000        22,082
Societe Generale Real Estate, Ser.
  A - Preferred (FRN) (144A)          7.640%  12/29/2049      255,000       273,658
Toyota Motor Credit                   5.650%  01/15/2007      270,000       280,727
Union Planters Corp.                  7.750%  03/01/2011      105,000       115,403
                                                                       ------------
                                                                          1,231,364
                                                                       ------------
BEVERAGES, FOOD & TOBACCO: 0.5%
Cargill, Inc. (144A)                  6.250%  05/01/2006       75,000        78,266
Kellogg Co.                           6.625%  01/29/2004       55,000        57,989
                                                                       ------------
                                                                            136,255
                                                                       ------------
COMMERCIAL SERVICES: 0.2%
Waste Management, Inc.                7.100%  08/01/2026       55,000        57,569
                                                                       ------------
COMMUNICATIONS: 0.2%
Citizens Communications               9.250%  05/15/2011       55,000        61,656
                                                                       ------------
COMPUTERS & INFORMATION: 0.7%
International Business Machines
  Corp.                               6.220%  08/01/2027      175,000       187,114
                                                                       ------------

SEIX FUNDS, INC.

Seix Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE     VALUE (A)
-------------------------------------------------------------------------------------
COSMETICS & PERSONAL CARE: 0.3%
Dial Corp.                             7.000%  08/15/2006  $    85,000  $     86,912
                                                                        ------------
ELECTRIC UTILITIES: 6.1%
Arizona Public Service Co.             6.375%  10/15/2011       50,000        51,224
Cinergy Corp.                          6.250%  09/01/2004      170,000       175,230
Cogentrix Energy, Inc.                 8.750%  10/15/2008       90,000        96,686
Commonwealth Edison                    9.875%  06/15/2020      150,000       175,110
Dominion Fiber Ventures (144A)         7.050%  03/15/2005      100,000       104,342
Great Lakes Power, Inc.                8.300%  03/01/2005      280,000       297,539
New Century Energies                   8.750%  03/01/2022      280,000       294,048
Powergen US Funding LLC                4.500%  10/15/2004      130,000       131,272
South Point Energy (144A)              8.400%  05/30/2012      130,000       129,636
Texas Utilities Holdings               6.375%  06/15/2006      140,000       145,744
                                                                        ------------
                                                                           1,600,831
                                                                        ------------
ENTERTAINMENT & LEISURE: 0.5%
Fox Family Worldwide, Inc.(1)          0.000%  11/01/2007      125,000       125,000
                                                                        ------------
FINANCIAL SERVICES: 10.1%
BNP US Funding, LLC (144A)             7.738%  12/31/2049      125,000       136,988
Citigroup, Inc.                        7.250%  10/01/2010      235,000       260,610
Countrywide Home Loan                  5.250%  06/15/2004      105,000       108,354
Countrywide Home Loan                  5.500%  08/01/2006      105,000       107,394
Countrywide Home Loan                  6.250%  04/15/2009      165,000       168,801
Credit Suisse FB USA, Inc.             5.875%  08/01/2006      205,000       211,983
ERAC USA Finance Co. (144A)            7.350%  06/15/2008       70,000        72,151
Ford Motor Credit Co.                  7.250%  10/25/2011      555,000       558,852
Ford Motor Credit Co.                  7.375%  10/28/2009       85,000        86,213
Ford Motor Credit Co. (FRN)            4.728%  03/08/2004      190,000       186,206
General Motors Acceptance Corp.        6.875%  09/15/2011      155,000       152,484
Household Finance Corp.                6.375%  10/15/2011      230,000       233,557
Lehman Brothers Holdings, Inc.         6.625%  04/01/2004      155,000       164,881
Lehman Brothers Holdings, Inc. (MTN)   7.000%  05/15/2003       25,000        26,211
Natexis AMBS Co. LLC (144A)            8.440%  12/29/2049      160,000       176,411
                                                                        ------------
                                                                           2,651,096
                                                                        ------------
FOREST PRODUCTS & PAPER: 0.2%
Domtar, Inc.                           7.875%  10/15/2011       50,000        51,188
                                                                        ------------
HEALTH CARE PROVIDERS: 0.2%
Wellpoint Health Network               6.375%  06/15/2006       50,000        51,896
                                                                        ------------
INDUSTRIAL - DIVERSIFIED: 1.1%
Tyco International Group SA - Yankee   6.375%  10/15/2011      210,000       213,306
Tyco International Group SA - Yankee   6.750%  02/15/2011       75,000        78,230
                                                                        ------------
                                                                             291,536
                                                                        ------------
INSURANCE: 1.3%
Anthem Insurance Companies, Inc.
  (144A)                               9.125%  04/01/2010       75,000        81,975
Fairfax Financial Holdings Ltd.        6.875%  04/15/2008      190,000       160,182
Florida Windstorm Underwriting
  Association (144A)                   6.500%  08/25/2002       30,000        30,880
Humana, Inc.                           7.250%  08/01/2006       60,000        62,268
                                                                        ------------
                                                                             335,305
                                                                        ------------
LODGING: 0.5%
Harrahs Operating Co., Inc.            7.125%  06/01/2007      130,000       133,415
                                                                        ------------
MEDIA - BROADCASTING & PUBLISHING: 0.4%
Clear Channel Communications, Inc.     7.250%  09/15/2003       95,000        99,694
                                                                        ------------

SEIX FUNDS, INC.

Seix Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE     VALUE (A)
-------------------------------------------------------------------------------------
METALS: 1.1%
CMS Panhandle Holding Co.              6.125%  03/15/2004  $    45,000  $     46,339
Entergy-Koch (144A)                    6.900%  08/01/2011      120,000       126,626
Scotia Pacific Co. LLC                 6.550%  01/20/2007       86,106        88,766
Scotia Pacific Co. LLC                 7.110%  01/20/2014       45,000        40,328
                                                                        ------------
                                                                             302,059
                                                                        ------------
OIL & GAS: 3.3%
Devon Financing Corp. (144A)           6.875%  09/30/2011      220,000       219,998
EdperBrascan Corp. - Yankee            7.125%  12/16/2003       40,000        41,659
Enron Corp.                            6.750%  09/15/2004       10,000         8,209
Enron Corp.                            7.625%  09/10/2004      110,000        88,116
Petroleum Geo-Services ASA             6.625%  03/30/2008       75,000        66,241
R&B Falcon Corp.                       9.500%  12/15/2008      145,000       171,269
R&B Falcon Corp.                       9.125%  12/15/2003       65,000        71,411
Transcont Gas Pipe Corp. (144A)        7.000%  08/15/2011       95,000        99,899
Yosemite Securities Trust I (144A)     8.250%  11/15/2004      125,000        87,566
                                                                        ------------
                                                                             854,368
                                                                        ------------
PHARMACEUTICALS: 1.4%
Abbott Laboratories                    5.625%  07/01/2006      240,000       252,210
Lilly Del Mar, Inc. (FRN) (144A)       7.717%  08/01/2029      100,000       107,252
                                                                        ------------
                                                                             359,462
                                                                        ------------
REAL ESTATE: 0.2%
EOP Operating LP                       7.000%  07/15/2011       45,000        46,952
                                                                        ------------
RETAILERS: 0.8%
May Department Stores Co.              8.375%  10/01/2022       80,000        84,817
Target Corp.                           5.400%  10/01/2008      130,000       131,967
                                                                        ------------
                                                                             216,784
                                                                        ------------
TELEPHONE SYSTEMS: 2.7%
Sprint Capital Corp.                   5.700%  11/15/2003       55,000        56,329
Teleglobe, Inc.                        7.700%  07/20/2029      120,000       118,635
Telus Corp.                            8.000%  06/01/2011      105,000       114,458
Worldcom, Inc.                         7.500%  05/15/2011      400,000       412,268
                                                                        ------------
                                                                             701,690
                                                                        ------------
TRANSPORTATION: 0.3%
Sabre Holdings                         7.350%  08/01/2011       75,000        70,143
                                                                        ------------
 TOTAL CORPORATE OBLIGATIONS (COST - $10,046,668)                         10,276,784
                                                                        ------------
ASSET BACKED SECURITIES: 9.2%
Aames Mortgage Trust, Ser. 1999-2,
  Class AF                             7.589%  10/15/2029      142,719       153,295
Asset Securitization Corp., Ser.
  1996-MD6, Class A1B                  6.880%  11/13/2026      150,000       159,032
Citicorp Lease, Ser. 1999-1,
  Class A1 (144A)                      7.220%  06/15/2005       86,876        93,444
Cityscape Home Equity Loan Trust,
  Ser. 1996-3, Class AB                7.650%  09/25/2025       55,000        58,609
CMSI, Ser. 2001, Class A1              6.850%  02/25/2031      197,882       202,220
Contimortgage Home Equity Loan
  Trust, Ser. 1996-2, Class A8         7.900%  07/15/2027      225,000       238,697
Contimortgage Home Equity Loan
  Trust, Ser. 1999-3, Class A4         7.120%  01/25/2025       80,000        84,880
EQCC Home Equity Loan Trust, Ser.
  1999-3, Class A7F                    7.448%  08/25/2030      120,973       129,526
Falcon Franchise Loan LLC, Ser.
  2000-1, Class A1 (144A)              7.382%  05/05/2010      130,476       140,861
Nationslink Funding Corp., Ser.
  1999-SL, Class A2                    6.096%  11/10/2030      157,541       160,246
New Century Home Equity Loan Trust,
  Ser. 1999-NCB, Class A7              7.540%  06/25/2029      165,015       177,440
Northwest Airlines, Inc., Ser.
  1999-3, Class G                      7.935%  10/01/2020       71,705        75,538
UCFC Home Equity Loan, Ser. 1997-A1,
  Class A6                             7.435%  11/15/2024      170,000       178,610
UCFC Home Equity Loan, Ser. 1997-D,
  Class A5                             6.755%  11/15/2023       85,000        87,548
WFS Financial Owner Trust, Ser.
  2000-C, Class A3                     7.070%  02/20/2005      440,000       458,523
                                                                        ------------
 TOTAL ASSET BACKED SECURITIES (COST - $2,303,128)                         2,398,469
                                                                        ------------

SEIX FUNDS, INC.

Seix Intermediate Fixed Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE     VALUE (A)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 0.7%
Investors Bank & Trust Company
  Repurchase Agreement, in the
  amount of $191,067: Issued
  10/31/2001 (collateralized by
  $195,522 par of FNMA Pool #
  348110, 6.358% due 6/01/2026 with
  a market value of $200,654)
  (Cost - $191,067)                    1.650%  11/01/2001  $   191,067  $    191,067
                                                                        ------------

SHORT-TERM INVESTMENTS: 1.1%
U.S. Treasury Bill(2)                  2.300%  11/23/2001      105,000       104,852
U.S. Treasury Bill(2)                  3.335%  11/23/2001      180,000       179,633
                                                                        ------------

 TOTAL SHORT-TERM INVESTMENTS (COST - $284,485)                              284,485
                                                                        ------------
TOTAL INVESTMENTS: 99.5% (COST - $25,567,569)                             26,052,249

OTHER ASSETS, NET OF LIABILITIES: 0.5%                                       139,930
                                                                        ------------

NET ASSETS: 100.0%
Applicable to 2,464,691 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                         $ 26,192,179
                                                                        ============

Net Asset Value, Offering and Redemption Price Per Share                $      10.63
                                                                        ============

Summary of Abbreviations

 (1)  Step coupon bond.
 (2)  Coupon rate shown is the yield to maturity at purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2001, the aggregate value of the securities is $2,572,349 or 9.8% of the net assets.
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 MTN  Medium-Term Note
 TBA  To Be Announced - Security is subject to delayed delivery

See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2001                 RATE     MATURITY    PAR/FACE     VALUE (A)
------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS: 50.0%
    AUTOMOTIVE: 1.2%
    American Axle & MFG, Inc.    9.750%  03/01/2009  $   15,000   $   15,412
    Dana Corp. (144A)            9.000%  08/15/2011       5,000        4,362
    Delco Remy
      International, Inc.       11.000%  05/01/2009      20,000       20,200
    Navistar                     9.375%  06/01/2006      15,000       14,850
                                                                  ----------
                                                                      54,824
                                                                  ----------
    BANKING: 1.2%
    Midland Funding II          11.750%  07/23/2005      40,000       44,297
    Sovereign Bancorp, Inc.      8.625%  03/15/2004       5,000        5,293
    Sovereign Bancorp, Inc.     10.500%  11/15/2006       5,000        5,506
                                                                  ----------
                                                                      55,096
                                                                  ----------
    BEVERAGES, FOOD & TOBACCO: 0.7%
    Constellation
      Brands, Inc.               8.500%  03/01/2009       5,000        5,125
    Pilgrim's Pride Corp.        9.625%  09/15/2011       5,000        5,231
    Smithfield Foods, Inc.
      (144A)                     8.000%  10/15/2009      20,000       20,750
                                                                  ----------
                                                                      31,106
                                                                  ----------
    BUILDING MATERIALS: 0.8%
    Fisher Scientific
      International, Inc.        9.000%  02/01/2008      10,000       10,150
    Resolution Performance      13.500%  11/15/2010      25,000       26,375
                                                                  ----------
                                                                      36,525
                                                                  ----------
    CHEMICALS: 3.9%
    Airgas, Inc.                 9.125%  10/01/2011      10,000       10,500
    Hercules, Inc. (144A)       11.125%  11/15/2007      15,000       13,950
    IMC Global, Inc. (144A)     10.875%  06/01/2008      15,000       15,375
    IMC Global, Inc. (144A)     11.250%  06/01/2011       5,000        5,100
    Macdermid, Inc.              9.125%  07/15/2011      10,000        9,850
    USEC, Inc.                   6.625%  01/20/2006      45,000       43,392
    USEC, Inc.                   6.750%  01/20/2009      90,000       82,969
                                                                  ----------
                                                                     181,136
                                                                  ----------
    COMMERCIAL SERVICES: 3.3%
    Allied Waste North
      America, Inc.              7.625%  01/01/2006       5,000        5,012
    Allied Waste North
      America, Inc.              7.875%  01/01/2009      35,000       34,650
    Amerigas Partners LP
      (144A)                     8.875%  05/20/2011       5,000        5,150
    Iron Mountain, Inc.          8.250%  07/01/2011      20,000       20,300
    Iron Mountain, Inc.          8.625%  04/01/2013      15,000       15,675
    Iron Mountain, Inc.          8.750%  09/30/2009       6,000        6,240
    Service Corp.
      International              6.000%  12/15/2005      10,000        9,125
    Service Corp.
      International              7.875%  02/01/2013      58,000       51,910
    Stewart Enterprises (144A)  10.750%  07/01/2008       5,000        5,450
                                                                  ----------
                                                                     153,512
                                                                  ----------
    COMMUNICATIONS: 2.5%
    Crown Castle International
      Corp.                      9.375%  08/01/2011      10,000        8,700
    Echostar Broadband Corp.    10.375%  10/01/2007      15,000       15,675
    Orion Power
      Holdings, Inc.            12.000%  05/01/2010      75,000       90,750
                                                                  ----------
                                                                     115,125
                                                                  ----------
    CONTAINERS & PACKAGING: 0.2%
    Owens-Illinois, Inc.         7.350%  05/15/2008      15,000       12,000
                                                                  ----------
    COSMETICS & PERSONAL CARE: 0.2%
    Playtex Products, Inc.       9.375%  06/01/2011      10,000       10,450
                                                                  ----------

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                       RATE     MATURITY    PAR/FACE     VALUE (A)
------------------------------------------------------------------------------------
    ELECTRIC UTILITIES: 2.7%
    BRL Universal Equipment            8.875%  02/15/2008  $   20,000   $   20,600
    Cogentrix Energy, Inc.             8.750%  10/15/2008      25,000       26,857
    L-3 Communications Corp.           8.000%  08/01/2008      20,000       20,650
    Midland Funding II                13.250%  07/23/2006      15,000       17,776
    Public Service of New Mexico      10.250%  10/01/2012      10,000       10,915
    Western Resources, Inc.            6.875%  08/01/2004      30,000       27,946
                                                                        ----------
                                                                           124,744
                                                                        ----------
    ELECTRICAL EQUIPMENT: 0.1%
    Celestica International, Inc.     10.500%  12/31/2006       5,000        5,250
                                                                        ----------
    ENTERTAINMENT & LEISURE: 1.5%
    Alliance Atlantis
      Communciations, Inc.            13.000%  12/15/2009      10,000       10,400
    Anchor Gaming Co.                  9.875%  10/15/2008      10,000       10,837
    Argosy Gaming Co.                  9.000%  09/01/2011      10,000       10,450
    Argosy Gaming Co.                 10.750%  06/01/2009       5,000        5,525
    International Game Technology      7.875%  05/15/2004      15,000       15,506
    Mohegan Tribal Gaming (144A)       8.375%  07/01/2011      10,000       10,350
    Six Flags, Inc.                    9.500%  02/01/2009       5,000        4,981
                                                                        ----------
                                                                            68,049
                                                                        ----------
    FINANCIAL SERVICES: 1.2%
    Calair LLC                         8.125%  04/01/2008      20,000       11,400
    GS Escrow Corp.                    7.000%  08/01/2003      30,000       30,683
    Health Care REIT, Inc.             7.500%  08/15/2007      15,000       15,424
                                                                        ----------
                                                                            57,507
                                                                        ----------
    FOREST PRODUCTS & PAPER: 1.2%
    Buckeye Technologies, Inc.         8.000%  10/15/2010      10,000        8,850
    Norske Skog (144A)                 8.625%  06/15/2011       5,000        5,181
    Packaging Corp. of America         9.625%  04/01/2009      20,000       21,650
    Stone Container Corp.              9.250%  02/01/2008      10,000       10,500
    Tembec Industries, Inc.            8.500%  02/01/2011      10,000       10,525
                                                                        ----------
                                                                            56,706
                                                                        ----------
    HEALTH CARE PROVIDERS: 4.9%
    Beverly Enterprises, Inc.          9.625%  04/15/2009      20,000       21,100
    Columbia/HCA Health                6.630%  07/15/2045      25,000       25,591
    Davita, Inc.                       9.250%  04/15/2011      20,000       21,000
    HCA-The Healthcare Co.             7.125%  06/01/2006      40,000       41,900
    Healthsouth Corp. (144A)           8.375%  10/01/2011      20,000       21,300
    Insight Health Services Corp.
      (144A)                           9.875%  11/01/2011       5,000        5,175
    Magellan Health Services (144A)    9.375%  11/15/2007       5,000        5,250
    Manor Care, Inc.                   8.000%  03/01/2008      15,000       15,975
    Meditrust REIT                     7.510%  09/26/2003      35,000       33,903
    Meditrust REIT (144A)              7.114%  08/15/2004      15,000       14,250
    Select Medical Corp.               9.500%  06/15/2009      15,000       15,187
    Triad Hospitals, Inc.              8.750%  05/01/2009       5,000        5,375
                                                                        ----------
                                                                           226,006
                                                                        ----------
    HEAVY MACHINERY: 0.2%
    Terex Corp.                        8.875%  04/01/2008       5,000        4,750
    Terex Corp.                       10.375%  04/01/2011       5,000        5,150
                                                                        ----------
                                                                             9,900
                                                                        ----------

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE    VALUE (A)
------------------------------------------------------------------------------------
    HOME CONSTRUCTION, FURNISHINGS &
     APPLIANCES: 0.9%
    Beazer Homes USA                   8.625%  05/15/2011  $   10,000   $   10,150
    Choctaw Resort Development
      (144A)                           9.250%  04/01/2009      10,000       10,337
    Schuler Homes (144A)               9.375%  07/15/2009      10,000       10,150
    WCI Communities                   10.625%  02/15/2011      10,000        9,975
                                                                        ----------
                                                                            40,612
                                                                        ----------
    INDUSTRIAL: 0.3%
    Cogentrix Energy, Inc.             8.100%  03/15/2004      16,000       16,768
                                                                        ----------
    INDUSTRIAL - DIVERSIFIED: 1.0%
    American Standard, Inc.            7.375%  02/01/2008      25,000       25,250
    L-3 Communications Corp.           8.500%  05/15/2008      20,000       20,900
                                                                        ----------
                                                                            46,150
                                                                        ----------
    INSURANCE: 0.7%
    Amerus Capital I                   8.850%  02/01/2027      35,000       31,745
                                                                        ----------
    LODGING: 2.0%
    Felcor Lodging LP                  9.500%  09/15/2008      10,000        9,525
    Harrahs Operating Co., Inc.        7.875%  12/15/2005      15,000       15,469
    La Quinta Inns                     7.400%  09/15/2005       5,000        4,650
    Mandalay Resort Group             10.250%  08/01/2007      15,000       14,213
    MGM Mirage, Inc.                   9.750%  06/01/2007      20,000       19,900
    Park Place Entertainment Corp.     7.875%  12/15/2005      20,000       19,500
    Starwood Hotels & Resorts          6.750%  11/15/2005      10,000        9,501
                                                                        ----------
                                                                            92,758
                                                                        ----------
    MEDIA - BROADCASTING & PUBLISHING: 7.3%
    Adelphia Communications Corp.      7.875%  05/01/2009      25,000       21,250
    Adelphia Communications Corp.     10.250%  06/15/2011      30,000       27,900
    British Sky Broadcasting           6.875%  02/23/2009      10,000        9,562
    Canwest Media, Inc.               10.625%  05/15/2011      10,000       10,500
    Charter Communication Holdings
      (1)                              0.000%  01/15/2011      10,000        6,425
    Charter Communication Holdings    10.000%  04/01/2009      45,000       45,900
    Clear Channel Communication        8.750%  06/15/2007      35,000       36,663
    Echostar DBS Corp.                 9.375%  02/01/2009      15,000       15,300
    Emmis Comm Corp. (1)               0.000%  03/15/2011      20,000       11,200
    Frontiervision Holdings LP        11.875%  09/15/2007       5,000        5,200
    Insight Communications (1)         0.000%  02/15/2011      15,000        8,325
    LIN Holdings Corp. (1)             0.000%  03/01/2008      20,000       13,400
    LIN Holdings Corp. (144A)         10.000%  03/01/2008       5,000        2,900
    Mediacom Broadband LLC (144A)     11.000%  07/15/2013      10,000       10,600
    Mediacom LLC Capital Corp.         7.875%  02/15/2011      15,000       14,025
    Price Comm Wireless, Inc.          9.125%  12/15/2006       5,000        5,250
    Price Comm Wireless, Inc.         11.750%  07/15/2007      35,000       37,625
    Radio One, Inc. (144A)             8.875%  07/01/2011       5,000        5,213
    Rogers Cable Systems Ltd.         10.000%  03/15/2005      15,000       16,088
    Rogers Cable Systems Ltd.         11.000%  12/01/2015      35,000       37,975
                                                                        ----------
                                                                           341,301
                                                                        ----------
    MULTIPLE UTILITIES: 0.9%
    Calpine Canada Energy Finance      8.500%  05/01/2008      40,000       40,049
                                                                        ----------
    OIL & GAS: 6.7%
    AES Drax Energy Ltd.              11.500%  08/30/2010      20,000       17,900
    Chesapeake Energy Corp.            8.125%  04/01/2011      45,000       43,875
    Cross Timbers Oil Co.              8.750%  11/01/2009      10,000       10,450
    El Paso Energy LP (144A)           8.500%  06/01/2011      20,000       20,800
    Hanover Equip Trust (144A)         8.500%  09/01/2008      10,000       10,450
    Husky Oil Ltd.                     8.900%  08/15/2028      60,000       63,842

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE    VALUE (A)
------------------------------------------------------------------------------------
    Luscar Coal Ltd. (144A)            9.750%  10/10/2011  $   40,000   $   41,500
    Pioneer Natural Resources Co.      7.200%  01/15/2028      20,000       17,526
    Pride International, Inc.          9.375%  05/01/2007      10,000       10,500
    Santa Fe Energy Resources          8.750%  06/15/2007      35,000       36,750
    Western Gas Resources, Inc.       10.000%  06/15/2009      30,000       30,900
    Westport Resources Corp.           8.250%  11/01/2011       5,000        5,000
                                                                        ----------
                                                                           309,493
                                                                        ----------
    PHARMACEUTICALS: 0.8%
    Advance PCS                        8.500%  04/01/2008      15,000       15,600
    Alaris Medical Systems (144A)     11.625%  12/01/2006       5,000        5,288
    Amerisourcebergen Corp. (144A)     8.125%  09/01/2008       5,000        5,250
    Omnicare, Inc.                     8.125%  03/15/2011      10,000       10,625
                                                                        ----------
                                                                            36,763
                                                                        ----------
    RESTAURANTS: 0.4%
    Tricon Global Restaurant           7.450%  05/15/2005      15,000       15,150
    Tricon Global Restaurant           8.500%  04/15/2006       5,000        5,288
                                                                        ----------
                                                                            20,438
                                                                        ----------
    RETAILERS: 1.8%
    Penney J.C. & Co.                  6.900%  08/15/2026      20,000       19,665
    Penney J.C. & Co.                  7.375%  06/15/2004      25,000       24,616
    Penney J.C. & Co.                  7.400%  04/01/2037      30,000       28,931
    Petco Animal Supplies, Inc.
      (144A)                          10.750%  11/01/2011      10,000       10,200
                                                                        ----------
                                                                            83,412
                                                                        ----------
    TELECOMMUNICATIONS: 0.2%
    Crown Castle International Corp.
      (1)                              0.000%  05/15/2011       5,000        2,950
    Crown Castle International Corp.  10.750%  08/01/2011       5,000        4,725
                                                                        ----------
                                                                             7,675
                                                                        ----------
    TELEPHONE SYSTEMS: 0.9%
    Rural Cellular                     9.625%  05/15/2008       5,000        5,050
    TeleCorp PCS, Inc. (1)             0.000%  04/15/2009      10,000        8,775
    Tritel PCS, Inc. (1)               0.000%  05/15/2009      20,000       17,375
    Triton Comm LLC (1)                0.000%  05/01/2008      10,000        9,100
                                                                        ----------
                                                                            40,300
                                                                        ----------
    TEXTILES, CLOTHING & FABRICS: 0.3%
    William Carter (144A)             10.875%  08/15/2011      15,000       15,675
                                                                        ----------
     TOTAL CORPORATE OBLIGATIONS (COST - $2,289,052)                     2,321,075
                                                                        ----------

PREFERRED STOCKS: 3.6%                                     SHARES
                                                           ----------
CSC Holdings, Inc.                    11.750%                     425       44,944
    CSC Holdings, Inc.                11.125%                     950       99,512
    Nexen, Inc.                        9.375%                     100        2,565
    Sinclair Capital                  11.625%                     200       18,900
                                                                        ----------
     TOTAL PREFERRED STOCKS (COST - $168,565)                              165,921
                                                                        ----------

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2001                      RATE     MATURITY    PAR/FACE    VALUE (A)
------------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS: 45.3%
    Investors Bank & Trust Company
      Repurchase Agreement, in the
      amount of $2,101,637: Issued
      10/31/2001 (collateralized by
      $2,207,551 par of FNR
      Ser. 1992-39, Class FA, 4.340%
      due 3/25/2022 with a market
      value of $2,206,719) (Cost -
      $2,101,637)                      1.650%  11/01/2001  $2,101,637   $2,101,637
                                                                        ----------
    TOTAL INVESTMENTS: 98.9% (COST - $4,559,254)                         4,588,633

    OTHER ASSETS, NET OF LIABILITIES: 1.1%                                  52,577
                                                                        ----------

    NET ASSETS: 100.0%
    Applicable to 446,120 outstanding $.001 par value shares
    (authorized 500,000,000 shares)                                     $4,641,210
                                                                        ==========

    Net Asset Value, Offering and Redemption Price Per Share            $    10.40
                                                                        ==========

    Summary of Abbreviations

 (1)  Step coupon bond.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2001, the aggregate value of the securities is $280,006 or 6.0% of the net assets.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                     Seix Aggregate  Seix Intermediate      Seix
                                      Fixed Income     Fixed Income      High Yield
                                          Fund             Fund             Fund
                                     --------------  -----------------  ------------
ASSETS
Investments, at value (cost of
  $61,994,921, $25,376,502
  and $2,457,617, respectively)
  (Note 2 and 5)                      $63,313,901       $25,861,182      $2,486,996
Repurchase agreements, at cost          2,718,790           191,067       2,101,637
Receivable for securities sold         17,775,496         4,695,608           5,075
Interest receivable                       503,174           313,839          55,143
Receivable from investment advisor          8,786            30,573          46,642
Deferred organization costs                24,043                 -               -
                                      -----------       -----------      ----------
    Total assets                       84,344,190        31,092,269       4,695,493
                                      -----------       -----------      ----------

LIABILITIES
Payable for securities purchased       32,029,937         4,744,425          20,558
Dividends payable                         236,010           119,784          17,086
Accrued expenses and other
  liabilities                              43,999            35,881          16,639
                                      -----------       -----------      ----------
    Total liabilities                  32,309,946         4,900,090          54,283
                                      -----------       -----------      ----------

NET ASSETS                            $52,034,244       $26,192,179      $4,641,210
                                      ===========       ===========      ==========

SHARES OUTSTANDING                      5,032,190         2,464,691         446,120
                                      ===========       ===========      ==========

NET ASSET VALUE PER SHARE             $     10.34       $     10.63      $    10.40
                                      ===========       ===========      ==========

COMPOSITION OF NET ASSETS
Paid-in capital                       $50,455,516       $25,094,406      $4,598,524
Accumulated undistributed net
  investment income                         4,236               231              74
Net accumulated realized gain on
  investments                             255,512           612,862          13,233
Net unrealized appreciation on
  investments                           1,318,980           484,680          29,379
                                      -----------       -----------      ----------
  Net assets applicable to capital
    stock outstanding                 $52,034,244       $26,192,179      $4,641,210
                                      ===========       ===========      ==========

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                     Seix Aggregate  Seix Intermediate     Seix
                                      Fixed Income     Fixed Income     High Yield
                                          Fund             Fund            Fund
                                     --------------  -----------------  ----------
INVESTMENT INCOME
Dividend income                        $   52,287       $    8,689       $  7,659
Interest income                         3,492,776        1,019,809        117,153
                                       ----------       ----------       --------
    Total income                        3,545,063        1,028,498        124,812
                                       ----------       ----------       --------

EXPENSES
Investment advisory fees (Note 3)         140,709           43,124          7,857
Administration fees (Note 3)               59,248           16,231          1,633
Legal fees                                 27,877            4,748         15,661
Audit fees                                 23,652           20,750         12,500
State registration filing fees             10,080            1,658          3,817
Custodian fees                             61,934           31,601         18,797
Amortization of organizational
  costs                                    17,580                -              -
Transfer agent fees                         2,195              474            451
Insurance expense                          10,441            2,009              -
Directors fees (Note 3)                    23,470            6,587            713
Miscellaneous fees and expenses            15,259            3,938          1,669
                                       ----------       ----------       --------
    Total operating expenses              392,445          131,120         63,098
    Waiver of investment advisory
      and administration fees and
      reimbursement of other
      expenses                           (139,233)         (53,457)       (54,458)
                                       ----------       ----------       --------
    Net expenses                          253,212           77,663          8,640
                                       ----------       ----------       --------
Net investment income                   3,291,851          950,835        116,172
                                       ----------       ----------       --------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Net realized gain on investments        2,774,982          749,065         13,233
Change in unrealized appreciation
  on investments                        1,112,285          399,522         29,379
                                       ----------       ----------       --------
    Net realized and unrealized
      gain on investments               3,887,267        1,148,587         42,612
                                       ----------       ----------       --------
Net increase in net assets
  resulting from operations            $7,179,118       $2,099,422       $158,784
                                       ==========       ==========       ========

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                            Seix Aggregate Fixed Income Fund   Seix Intermediate Fixed Income Fund   Seix High Yield Fund
                           ----------------------------------  ------------------------------------  --------------------
                                                                                                     FOR THE PERIOD FROM
                              YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED       DECEMBER 29, 2000*
                           OCTOBER 31, 2001  OCTOBER 31, 2000  OCTOBER 31, 2001   OCTOBER 31, 2000   TO OCTOBER 31, 2001
                           ----------------  ----------------  -----------------  -----------------  --------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS
Net investment income        $ 3,291,851       $ 3,715,141        $   950,835        $   703,055          $  116,172
Net realized gain (loss)
  from investments             2,774,982          (634,764)           749,065            (59,810)             13,233
Net change in unrealized
  appreciation of
  investments                  1,112,285           592,662            399,522             99,226              29,379
                             -----------       -----------        -----------        -----------          ----------
Net increase in net
  assets resulting from
  operations                   7,179,118         3,673,039          2,099,422            742,471             158,784
                             -----------       -----------        -----------        -----------          ----------

DISTRIBUTIONS TO
  SHAREHOLDERS
From net investment
  income                      (3,389,949)       (3,692,482)          (958,801)          (702,602)           (116,098)
                             -----------       -----------        -----------        -----------          ----------
Total distributions to
  shareholders                (3,389,949)       (3,692,482)          (958,801)          (702,602)           (116,098)

CAPITAL SHARE
  TRANSACTIONS (NOTE 6)       (9,853,897)        1,833,390         13,844,888            240,536           4,598,524
                             -----------       -----------        -----------        -----------          ----------

Total increase (decrease)
  in net assets               (6,064,728)        1,813,947         14,985,509            280,405           4,641,210

NET ASSETS
Beginning of year             58,098,972        56,285,025         11,206,670         10,926,265            -
                             -----------       -----------        -----------        -----------          ----------
End of year                  $52,034,244       $58,098,972        $26,192,179        $11,206,670          $4,641,210
                             ===========       ===========        ===========        ===========          ==========

UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF YEAR                    $     4,236       $   101,788        $       231        $     8,197          $       74
                             ===========       ===========        ===========        ===========          ==========

--------------------------------------------------------------------------------

   *  Commencement of investment operations

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       Seix Aggregate Fixed Income Fund
                                ----------------------------------------------
                                 YEAR ENDED OCTOBER 31,    FOR THE PERIOD FROM
                                -------------------------  DECEMBER 30, 1997*
                                 2001     2000     1999    TO OCTOBER 31, 1998
                                -------  -------  -------  -------------------
Net asset value, beginning of
  year                          $ 9.66   $ 9.67   $ 10.26        $ 10.00
                                -------  -------  -------        -------

INVESTMENT OPERATIONS
Net investment income             0.59     0.63      0.56           0.21

Net realized and unrealized
  gain (loss) on investments      0.70    (0.02)    (0.48)          0.46
                                -------  -------  -------        -------

    Total increase from
      investment operations       1.29     0.61      0.08           0.67
                                -------  -------  -------        -------

DISTRIBUTIONS
From net investment income       (0.61)   (0.62)    (0.56)         (0.41)
From net realized gains on
  investments                        -        -     (0.11)             -
                                -------  -------  -------        -------
    Total distributions          (0.61)   (0.62)    (0.67)         (0.41)
                                -------  -------  -------        -------

Net asset value, end of year    $10.34   $ 9.66   $  9.67        $ 10.26
                                =======  =======  =======        =======

TOTAL RETURN (A)                13.82%    6.63%     0.80%          6.87% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's)                       $52,034  $58,099  $56,285        $43,899

Ratio of net expenses to
  average net assets             0.45%    0.45%     0.45%          0.45% (c)

Ratio of expenses to average
  net assets (before expense
  waivers and reimbursement of
  other expenses)                0.70%    0.63%     0.71%          1.03% (c)

Ratio of net investment income
  to average net assets          5.85%    6.57%     5.78%          5.17% (c)

Portfolio turnover rate           492%     522%      562%           478% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b)  Not annualized
 (c)  Annualized
  *   Commencement of investment operations

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          Seix Intermediate Fixed Income Fund
                                     ----------------------------------------------
                                      YEAR ENDED OCTOBER 31,   FOR THE PERIOD FROM
                                     ------------------------     JUNE 30, 1999*
                                        2001         2000      TO OCTOBER 31, 1999
                                     -----------  -----------  --------------------
Net asset value, beginning of year       $9.96        $9.92           $10.00
                                       -------      -------          -------

INVESTMENT OPERATIONS
Net investment income                     0.57         0.64             0.20

Net realized and unrealized gain
  (loss) on investments                   0.68         0.04            (0.09)
                                       -------      -------          -------

    Total increase from investment
      operations                          1.25         0.68             0.11
                                       -------      -------          -------

DISTRIBUTIONS
From net investment income               (0.58)       (0.64)           (0.19)
                                       -------      -------          -------
    Total distributions                  (0.58)       (0.64)           (0.19)
                                       -------      -------          -------

Net asset value, end of year            $10.63        $9.96            $9.92
                                       =======      =======          =======

TOTAL RETURN (A)                        12.87%        7.08%            1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)        $26,192      $11,207          $10,926

Ratio of net expenses to average
  net assets                             0.45%        0.45%            0.45% (c)

Ratio of expenses to average net
  assets (before expense waivers
  and reimbursement of other
  expenses)                              0.76%        0.88%            1.81% (c)

Ratio of net investment income to
  average net assets                     5.50%        6.44%            5.93% (c)

Portfolio turnover rate                   431%         342%             117% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b)  Not Annualized
 (c)  Annualized
  *   Commencement of investment operations

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    Seix High Yield Fund
                                                    --------------------
                                                    FOR THE PERIOD FROM
                                                     DECEMBER 29, 2000*
                                                    TO OCTOBER 31, 2001
                                                    --------------------
Net asset value, beginning of period                       $10.00
                                                           ------

INVESTMENT OPERATIONS
Net investment income                                        0.64

Net realized and unrealized gain on investments              0.36
                                                           ------

    Total increase from investment operations                1.00
                                                           ------

DISTRIBUTIONS
From net investment income                                  (0.60)
                                                           ------
    Total distributions                                     (0.60)
                                                           ------

Net asset value, end of period                             $10.40
                                                           ======

TOTAL RETURN (A)                                            10.14% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                          $4,641

Ratio of net expenses to average net assets                  0.55% (c)

Ratio of expenses to average net assets (before
  expense waivers and reimbursement of other
  expenses)                                                  3.98% (c)

Ratio of net investment income to average net
  assets                                                     7.33% (c)

Portfolio turnover rate                                       466% (b)

--------------------------------------------------------------------------------

 (a) Total Return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION

Seix Funds, Inc. formerly known as SAMCO Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company currently has three active portfolios, the Seix Aggregate Fixed Income Fund (the "Aggregate Fixed Income Fund") which commenced operations on December 30, 1997, the Seix Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund") which commenced operations on June 30, 1999, and the Seix High Yield Fund (the "High Yield Fund") which commenced operations on
December 29, 2000, (each a "Portfolio", collectively, the "Portfolios"). The Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund are non-diversified, whereas the High Yield Fund is diversified. On August 22, 2001, the Board of Directors changed the name of the Fund to "Seix Funds, Inc."; the names of the SAMCO Aggregate Fixed Income Fund, the SAMCO Intermediate Fixed Income and the SAMCO High Yield Fund to the Seix Aggregate Fixed Income Fund, the Seix Intermediate Fixed Income Fund and the Seix High Yield Fund, respectively; and the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively. The unamortized balance of organizational expenses at October 31, 2001 for the Aggregate Fixed Income Fund was $24,043. In the event that any of the initial 10,000 shares (the "Initial Shares") purchased by Seix Investment Advisors Inc. (the "Investment Adviser") are redeemed during the amortization period, the Aggregate Fixed Income Fund will be reimbursed by the Investment Adviser for any remaining unamortized costs in the same proportion as the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding at the time of the redemption.

INVESTMENT OBJECTIVE

The Aggregate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Credit Index. The High Yield Fund is designed to provide investors with a high income and, secondarily, capital appreciation. Performance is measured against the Merrill Lynch High Yield Index.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gain or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

Each Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, effective November 1, 2001, the Portfolios will begin amortizing premiums and discounts on debt securities using the daily effective yield method. Prior to this date, acquisition premium was computed using the proportional method and was recognized daily. Upon adoption, the Portfolios will be required to record a cumulative effect adjustment to reflect amortization of premiums and discounts. At this time analysis has not been completed on the impact of the accounting change, however it will have no effect on the total net assets of the Portfolios.

INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of both portfolios or on another reasonable basis.

ORGANIZATION EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Aggregate Fixed Income Fund over a sixty-month period beginning with the commencement of its investment operations on December 30, 1997. On October 29, 1997, the Investment Adviser purchased 10,000 shares of common stock of the Fund for an aggregate purchase price of $100,000.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund each pay the Investment Advisor a monthly fee at an annual rate of 0.25% of their average daily net assets. Additionally, the High Yield Fund pays the Investment Advisor a monthly fee at an annual rate of 0.50% of its average daily net assets.

The Investment Adviser has voluntarily agreed to limit the total expenses of the Aggregate Fixed Income Fund, the Intermediate Fixed Income Fund, and the High Yield Fund (excluding interest, taxes, brokerage and extraordinary expenses) to annual rates of 0.45%, 0.45%, and 0.55% of their average daily net assets, respectively. During the year ended October 31, 2001, the Investment Adviser voluntarily waived $139,233, $43,124 and $7,857 of advisory fees, and reimbursed $0, $10,333 and $46,601 for other expenses which are due from the Investment Adviser, for the Aggregate Fixed Income Fund, the Intermediate Fixed Income Fund and the High Yield Fund, respectively.

ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Funds incurred $77,112 in administration fees for the year ended October 31, 2001.

DIRECTORS

Directors' fees of $25,009, $6,438 and $491 were paid by the Aggregate Fixed Income Fund, the Intermediate Fixed Income Fund and the High Yield Fund respectively, for the year ended October 31, 2001 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the year ended October 31, 2001 were as follows:

                                            PURCHASES                            SALES
                                ---------------------------------  ---------------------------------
          PORTFOLIO             U.S. GOVERNMENT  OTHER SECURITIES  U.S. GOVERNMENT  OTHER SECURITIES
----------------------------------------------------------------------------------------------------
Aggregate Fixed Income Fund      $264,619,418      $63,195,843      $273,877,467      $64,996,890
Intermediate Fixed Income Fund   $ 63,526,293      $18,970,583      $ 55,007,587      $13,768,905
High Yield Fund                  $  3,612,387      $ 6,760,187      $  3,618,804      $ 4,286,719

The components of net unrealized appreciation of investments for federal tax purposes at October 31, 2001 for the Portfolios are as follows:

                                                                              COST FOR FEDERAL
          PORTFOLIO             APPRECIATION  DEPRECIATION  NET APPRECIATION    TAX PURPOSES
----------------------------------------------------------------------------------------------
Aggregate Fixed Income Fund      $1,524,452    $(216,119)      $1,308,333       $64,724,358
Intermediate Fixed Income Fund   $  579,807    $ (96,517)      $  483,290       $25,568,959
High Yield Fund                  $   62,231    $ (35,854)      $   26,377       $ 4,562,256

For federal income tax purposes at October 31, 2001, the Aggregate Fixed Income Fund had a capital loss carryover of $2,508,775. This amount, if not applied against any future net securities profits realized subsequent to October 31, 2001, will expire in fiscal 2009.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for the Aggregate Fixed Income Fund were as follows for the periods indicated:

                                       YEAR ENDED              YEAR ENDED
                                    OCTOBER 31, 2001        OCTOBER 31, 2000
                                ------------------------  ---------------------
                                  SHARES       AMOUNT      SHARES     AMOUNT
                                -----------------------------------------------
Shares Sold                        167,277  $  1,664,984   412,909  $ 3,965,375
Shares Reinvested                  349,141     3,472,015   331,855    3,163,067
Shares Redeemed                 (1,497,013)  (14,990,896) (553,972)  (5,295,052)
                                -----------------------------------------------
  NET INCREASE (DECREASE)         (980,595) $ (9,853,897)  190,792  $ 1,833,390
                                ===============================================

Transactions in capital stock for the Intermediate Fixed Income Fund were as follows for the periods indicated:

                                      YEAR ENDED              YEAR ENDED
                                   OCTOBER 31, 2001        OCTOBER 31, 2000
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
                                ----------------------------------------------
Shares Sold                     1,257,096  $12,998,875          -  $         -
Shares Reinvested                  87,092      895,953     24,307      240,536
Shares Redeemed                    (4,702)     (49,940)         -            -
                                ----------------------------------------------
  NET INCREASE                  1,339,486  $13,844,888     24,307  $   240,536
                                ==============================================

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in capital stock for the High Yield Fund were as follows for the period indicated:

                                            FOR THE PERIOD FROM
                                           DECEMBER 29, 2000* TO
                                             OCTOBER 31, 2001
                                          -----------------------
                                           SHARES       AMOUNT
                                          -----------------------
Shares Sold                                436,570    $4,499,513
Shares Reinvested                            9,550        99,011
Shares Redeemed                                  -             -
                                          -----------------------
  NET INCREASE                             446,120    $4,598,524
                                          =======================

   *  Commencement of investment operations

SEIX FUNDS, INC.
INDEPENDENT AUDITORS REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Seix Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seix Funds, Inc. (Comprising the Seix Aggregate Fixed Income Fund, Seix Intermediate Fixed Income Fund and Seix High Yield Fund) (formerly SAMCO Funds, Inc.) (the "Funds") as of October 31, 2001, and the related statements of operations for the year then ended, the statement of changes for the years ended October 31, 2001 and 2000 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Seix Funds, Inc. as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for the years ended October 31, 2001 and 2000 and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 30, 2001

SEIX FUNDS, INC.
FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2002.

SEIX FUNDS, INC.
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
OCTOBER 31, 2001
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Christina Seix
CHAIRMAN AND DIRECTOR
  OF THE FUND

John G. Talty
DIRECTOR AND PRESIDENT
  OF THE FUND

C. Alan MacDonald
DIRECTOR OF THE FUND

John E. Manley, Sr.
DIRECTOR OF THE FUND

John R. O'Brien
DIRECTOR OF THE FUND

Peter J. Bourke
VICE PRESIDENT
  OF THE FUND

William E. Vastardis
TREASURER OF THE FUND

Jeffrey J. Gaboury
ASSISTANT TREASURER
  OF THE FUND

Cynthia Surprise
SECRETARY OF THE FUND

Sandra I. Madden
ASSISTANT SECRETARY
  OF THE FUND

INVESTMENT ADVISER

Seix Investment Advisors Inc.
300 Tice Blvd.
Woodcliff Lake, NJ 07675

DISTRIBUTOR

First Fund Distributors, Inc.
4455 East Camelback Road
Suite 261E
Phoenix, AZ 85018

ADMINISTRATOR, CUSTODIAN AND FUND
ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1500 K Street, N.W.
Washington, D.C. 20005-1208

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116